FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Schedule of company's assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at June 30, 2021, and December 31, 2020, indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$57,505,231	$—